Note 8 - Income Tax - Reconciliation of Tax (Expense) Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Profit (loss) from continuing operations before income tax expense	$ 23,870	$ (43,106)	$ 37,507
Tax benefit (expense) at nominal tax rate in Norway	(5,251)	9,483	(8,252)
Effect of different tax rates applied by subsidiaries	(30,624)	(44,059)	(21,162)
Tax effect of translation differences exempted for tax	(320)	358	99
Tax effect of financial items exempted from tax	32,511	35,961	20,143
Tax effects of losses in associates and joint ventures which are non-deductible	0	(35)	(2,200)
Withholding taxes (paid) credited	299	(324)	(271)
Net other permanent differences (not) tax deductible	(3,585)	(2,008)	9,713
Change in income tax losses carried forward	(462)	(227)	246
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods	141	852	670
Change in withholding taxes and restricted interest deduction carried forward	(1,564)	147	952
Change in tax rate	21	(190)	(14)
Income tax expense for the year	$ (8,835)	$ (43)	$ (75)
Effective tax rate	37.00%	(0.10%)	0.20%